As filed with the Securities and Exchange Commission on July 12, 2012
File Nos. 333-137775 and 811-21958

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. __	☐

Post-Effective Amendment No. 9	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 11	☒

(Check appropriate box or boxes)

DGHM INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235
(Address of Principal Executive Offices)

(800) 653-2839
(Registrant’s Telephone Number, including Area Code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, Delaware 19801
(Name and Address of Agent for Service)

With copy to:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Approximate Date of Proposed Public Offering:	As soon as practicable after the
Effective Date of this Registration Statement

It is proposed that this filing will become effective: (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[   ] on (date) pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on ________ (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2) or
[   ] on ________ (date) pursuant to paragraph (a)(2) of Rule 485.

EXPLANATORY NOTE

This Post-Effective Amendment No. 9 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 8 filed on June 28, 2012 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 9 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Richmond, Commonwealth of Virginia, on this 12th day of July, 2012.

DGHM INVESTMENT TRUST

By:	/s/ Karen Shupe

Karen Shupe, Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 9 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated below.

*	July 12, 2012

Jeffrey C. Baker, Trustee and President

*	July 12, 2012

Jack E. Brinson, Trustee

*	July 12, 2012

Thomas F. Gibson, Treasurer

*	July 12, 2012

Theo H. Pitt, Jr., Trustee

*By:	/s/ Karen Shupe	July 12, 2012

Karen Shupe, Attorney-in-Fact and Secretary

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase